INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2016
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2016 and 2015 by series are as follows:

	2016	2015
Series 15	14	18
Series 16	20	21
Series 17	9	13
Series 18	12	12
Series 19	6	6
	61	70

Schedule Of Dispositions By Series [Table Text Block]
A summary of the dispositions by Series for March 31, 2016 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	3	1	$465,691	$465,691
Series 16	1	-	243,000	243,000
Series 17	3	1	5,692,104	5,692,104
Series 18	-	-	320,583	15,294
Series 19	-	-	-	-
Total	7	2	$6,721,378	$6,416,089

* Fund proceeds from disposition include $305,289 which was receivable as of March 31,
2015 for Series 18.

A summary of the dispositions by Series for March 31, 2015 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	3	3	$700,342	$700,342
Series 16	6	1	254,999	254,999
Series 17	3	1	1,130,141	1,138,960
Series 18	5	1	266,641	571,930
Series 19	1	1	504,722	504,722
Total	18	7	$2,856,845	$3,170,953

* Fund proceeds from disposition does not include $305,289 recorded as a receivable as of March 31, 2015 for Series 18 and Fund proceeds from disposition does not include the amount of $8,819 due to a writeoff of capital contribution payable of $8,819 for Series 17.

Schedule Of Contributions Payable [Table Text Block]
The contributions payable to operating limited partnerships at March 31, 2016 and 2015 by series are as follows:

	2016	2015
Series 15	$-	$-
Series 16	50,008	50,008
Series 17	7,893	7,893
Series 18	18,554	18,554
Series 19	-	-
	$76,455	$76,455

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$23,352,308	$3,950,299	$8,042,810

Acquisition costs of operating limited partnerships	3,125,005	564,428	1,016,280

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(62,998)	(3,252)	(12,055)

Cumulative impairment loss in investment in operating limited partnerships	(3,397,130)	(189,424)	(1,326,748)

Cumulative losses from operating limited partnerships	(22,980,730)	(4,322,051)	(7,720,287)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A)	(188,624)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(407,477)	(52,671)	(120,021)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	437,128	48,582	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(27,468,772)	(5,078,894)	(9,143,256)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	142,774	53,151	71,626

Cumulative impairment loss in investment in operating limited partnerships	3,397,130	189,424	1,326,748

Other	(57,517)	(77,698)	289,887

Equity per operating limited partnerships’ combined financial statements	$(24,145,358)	$(4,932,352)	$(7,668,936)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$3,742,894	$5,630,054	$1,986,251

Acquisition costs of operating limited partnerships	508,772	777,180	258,345

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(16,559)	(27,368)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(606,894)	(963,351)	(310,713)

Cumulative losses from operating limited partnerships	(3,628,213)	(5,380,060)	(1,930,119)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(207,388)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	132,121	237,589	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(4,426,234)	(5,555,949)	(3,264,439)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	606,894	963,351	310,713

Other	(14,211)	(203,969)	(51,526)

Equity per operating limited partnerships’ combined financial statements	$(3,957,718)	$(4,553,275)	$(3,033,077)

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	29,156,965	$5,627,740	$8,577,657

Acquisition costs of operating limited partnerships	4,002,609	816,855	1,097,497

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(66,361)	(4,207)	(12,055)

Cumulative impairment loss in investment in operating limited partnerships	(4,659,927)	(747,267)	(1,326,748)

Cumulative losses from operating limited partnerships	(28,396,831)	(5,693,121)	(8,336,351)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A)	(188,624)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(447,290)	(92,484)	(120,021)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	562,650	76,193	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(27,893,359)	(6,350,536)	(8,177,820)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	166,223	76,600	71,626

Cumulative impairment loss in investment in operating limited partnerships	4,659,927	747,267	1,326,748

Other	77,770	(48,571)	370,412

Equity per operating limited partnerships’ combined financial statements	$(23,062,703)	$(5,605,777)	$(6,622,975)

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$7,335,263	$5,630,054	$1,986,251

Acquisition costs of operating limited partnerships	1,052,732	777,180	258,345

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(18,967)	(27,368)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(1,311,848)	(963,351)	(310,713)

Cumulative losses from operating limited partnerships	(7,057,180)	(5,380,060)	(1,930,119)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A)	(55,606)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(207,388)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	230,032	237,589	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,187,226)	(5,062,616)	(3,115,161)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706	11,291	-

Cumulative impairment loss in investment in operating limited partnerships	1,311,848	963,351	310,713

Other	(13,657)	(180,536)	(49,878)

Equity per operating limited partnerships’ combined financial statements	$(3,915,291)	$(4,036,509)	$(2,882,151)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships at December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$29,568,305	$4,806,190	$11,930,712

Land	3,903,489	684,856	1,288,687

Other assets	10,795,084	2,285,357	5,278,428

	$44,266,878	$7,776,403	$18,497,827

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$60,384,689	$12,126,820	$21,602,240

Accounts payable and accrued expenses	5,192,518	206,977	3,687,571

Other liabilities	2,831,188	246,198	713,482

	68,408,395	12,579,995	26,003,293
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(24,145,358)	(4,932,352)	(7,668,936)
Other partners	3,841	128,760	163,470

	(24,141,517)	(4,803,592)	(7,505,466)

	$44,266,878	$7,776,403	$18,497,827

The combined summarized balance sheets of the operating limited partnerships at December 31, 2015 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$5,080,072	$5,800,183	$1,951,148

Land	803,500	856,966	269,480

Other assets	1,471,554	1,226,998	532,747

	$7,355,126	$7,884,147	$2,753,375

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,083,602	$11,609,745	$4,962,282

Accounts payable and accrued expenses	671,726	399,968	226,276

Other liabilities	613,348	637,481	620,679

	11,368,676	12,647,194	5,809,237
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,957,718)	(4,553,275)	(3,033,077)
Other partners	(55,832)	(209,772)	(22,785)

	(4,013,550)	(4,763,047)	(3,055,862)

	$7,355,126	$7,884,147	$2,753,375

The combined summarized balance sheets of the operating limited partnerships at December 31, 2014 are as follows:

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,025,674	$7,779,483	$13,895,144

Land	5,475,606	963,395	1,333,368

Other assets	12,750,906	2,894,330	5,422,745

	$59,252,186	$11,637,208	$20,651,257

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$72,860,731	$16,319,288	$23,069,729

Accounts payable and accrued expenses	5,382,780	243,807	3,644,733

Other liabilities	4,530,328	541,611	847,450

	82,773,839	17,104,706	27,561,912
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(23,062,703)	(5,605,777)	(6,622,975)
Other partners	(458,950)	138,279	(287,680)

	(23,521,653)	(5,467,498)	(6,910,655)

	$59,252,186	$11,637,208	$20,651,257

The combined summarized balance sheets of the operating limited partnerships at December 31, 2014 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,002,475	$6,257,820	$2,090,752

Land	2,052,397	856,966	269,480

Other assets	2,489,058	1,442,202	502,571

	$15,543,930	$8,556,988	$2,862,803

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$16,764,622	$11,706,500	$5,000,592

Accounts payable and accrued expenses	935,022	329,300	229,918

Other liabilities	1,886,305	722,824	532,138

	19,585,949	12,758,624	5,762,648
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,915,291)	(4,036,509)	(2,882,151)
Other partners	(126,728)	(165,127)	(17,694)

	(4,042,019)	(4,201,636)	(2,899,845)

	$15,543,930	$8,556,988	$2,862,803

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$11,658,113	$2,327,630	$4,340,062
Interest and other	235,310	53,301	74,305

	11,893,423	2,380,931	4,414,367
Expenses
Interest	1,563,789	313,200	639,443
Depreciation and amortization	3,046,486	567,614	1,100,806
Taxes and insurance	1,438,962	271,110	506,221
Repairs and maintenance	2,987,124	589,873	1,153,404
Operating expenses	4,895,146	1,018,576	1,715,871
Other expenses	481,170	13,440	409,866

	14,412,677	2,773,813	5,525,611

NET LOSS	$(2,519,254)	$(392,882)	$(1,111,244)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,484,936)	$(400,421)	$(1,077,035)

Net Income (Loss) allocated to other partners	$(34,318)	$7,539	$(34,209)

*
Amounts include $400,421, $1,077,035, $347,353, $510,849, and $149,278 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$2,108,018	$2,138,321	$744,082
Interest and other	31,733	52,578	23,393

	2,139,751	2,190,899	767,475
Expenses
Interest	214,868	311,058	85,220
Depreciation and amortization	657,895	554,454	165,717
Taxes and insurance	250,360	308,858	102,413
Repairs and maintenance	449,230	594,393	200,224
Operating expenses	911,272	885,941	363,486
Other expenses	12,000	44,664	1,200

	2,495,625	2,699,368	918,260

NET LOSS	$(355,874)	$(508,469)	$(150,785)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(347,353)	$(510,849)	$(149,278)

Net Income (Loss) allocated to other partners	$(8,521)	$2,380	$(1,507)

*
Amounts include $400,421, $1,077,035, $347,353, $510,849, and $149,278 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 are as follows:

	Total	Series 15	Series 16
Revenue
Rental	$14,928,411	$3,236,824	$4,453,722
Interest and other	378,493	70,081	66,205

	15,306,904	3,306,905	4,519,927
Expenses
Interest	2,001,607	424,781	587,071
Depreciation and amortization	3,739,098	784,299	1,161,729
Taxes and insurance	1,841,555	392,391	531,323
Repairs and maintenance	3,632,790	807,087	1,151,844
Operating expenses	6,096,797	1,343,541	1,832,667
Other expenses	107,854	18,152	20,780

	17,419,701	3,770,251	5,285,414

NET LOSS	$(2,112,797)	$(463,346)	$(765,487)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,114,273)	$(455,102)	$(711,685)

Net Income (Loss) allocated to other partners	$1,476	$(8,244)	$(53,802)

*
Amounts include $455,102, $711,685, $435,970, $400,659, and $110,857 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$4,320,929	$2,164,875	$752,061
Interest and other	144,520	54,383	43,304

	4,465,449	2,219,258	795,365
Expenses
Interest	579,549	322,689	87,517
Depreciation and amortization	1,075,845	553,955	163,270
Taxes and insurance	518,585	292,006	107,250
Repairs and maintenance	951,107	524,124	198,628
Operating expenses	1,691,718	881,301	347,570
Other expenses	23,204	42,606	3,112

	4,840,008	2,616,681	907,347

NET LOSS	$(374,559)	$(397,423)	$(111,982)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(435,970)	$(400,659)	$(110,857)

Net Income (Loss) allocated to other partners	$61,411	$3,236	$(1,125)

*
Amounts include $455,102, $711,685, $435,970, $400,659, and $110,857 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.